SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Impax Asset Management Limited
Address:    Mezzanine Floor
		Pegasus House
		37-43 Sackville Street
		London W1S 3EH
		UNITED KINGDOM

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael Knight
Title:      Chief Compliance Officer
Phone:      44(0)207 7432 2626

Signature, Place, and Date of Signing:

     M B Knight            		London United Kingdom	13 May 2011
- -----------------------             ------------            -----------------
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   42
                                          -----------
Form 13F Information Table Value Total:   $735207
                                          -----------
                                          (thousands)

List of Other Included Managers:


ISSUER                           CLASS   CUSIP        	 VALUE    SH/PRN	PUT/  INV         OTHER        VOTING AUTH
                                                        '000s          		CALL  DISCRETION   MGRS    SOLE
Active Power Inc		Common	00504W100	 8767	2992302 		S		     S
Aecom Tech			Common	00766T100	 3433	 123802			S		     S
American Water Works 		Common	030420103	 5973	 212950			S		     S
Aqua America Inc		Common	03826W103	 1998	  87300			S		     S
Badger Meter			Common	056525108	25784	 625667			S		     S
California Water Services	Common	130788102	 1651	  44420			S		     S
Clarcor Inc			Common	179895107	34079	 758501			S		     S
Clean Harbors Inc		Common	184496107	42836	 434180			S		     S
Cooper Industries		Common	216648402	 2605	  39928			S		     S
Danaher Corp			Common	235851102	 1738	  33480			S		     S
Dionex Corp			Common	254546104	 1377	  11665			S		     S
Emerson Electric Co.		Common	291011104	 2868	  49079			S		     S
Flowserve			Common	34354P105	 1653	  12805			S		     S
Headwaters Inc			Common	42210P102	11628	1970924 		S		     S
ICF International Inc		Common	44925C103	17027	 828980			S		     S
Idex Corp			Common	45167R104	  978	  22400 		S		     S
Insituform			Common	457667103	  789	  29500			S		     S
Itron Inc			Common	465741106	39271	 695806			S		     S
Johnson Controls inc		Common	478366107	 3309	  79300			s		     S
LKQ Corp			Common	501889208	46684	1937094			S		     S
Mastec Inc			Common	576323109	 1213	  58303			S		     S
Metalico Inc			Common	591176102	15071	2423018			S		     S
Mueller Water Products Inc-A	Common	624758108	11241	2509096			S		     S
Nalco Holdings			Common	62985Q101	56544	2067791			S		     S
Ormat Technologies Inc		Common	686688102	28134	1110702			S		     S
Pall Corp			Common	696429307	54940	 953660			S		     S
Pentair Inc.			Common	709631105	35079	 928270			s		     S
Perkinelmer Inc.		Common	714046109	 5442	 207142			S		     S
Power Integrations Inc		Common	739276103	11888	 310146			S		     S
Regal Beloit			Common	758750103	58364	 788700			S		     S
Republic services Inc		Common	760759100	 3071	 101555			S		     S
Rogers Corp.			Common	775133101	 2519	  55900			S		     S
Roper Industries Inc		Common	776696106	 1891     21875			S		     S
Semileds Corp.			Common	816645105	16000	1024985			S		     S
Sims Group			Common	829160100	44574	2444904			S		     S
Stericycle Inc			Common	858912108	26570	 299648			S		     S
Sunpower Corp class B		Common	867652307	27130	1629438			S		     S
Tetra Tech Inc			Common	88162G103	25746	1042762			S		     S
Thermo Fisher Scientific Inc	Common	883556102	 7447	 134063			S		     S
URS Corp			Common	903236107	 2556     55500			S		     S
Watts Water Technologies-A	Common	942749102	40189	1052351			S		     S
3M Co				Common	88579Y101	 5150	  55084			S		     S